Dividend (Tables)	9 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Dividends from Retained Earnings
Dividend payout

For the nine months ended December 31, 2020

Resolution	The Board of Directors Meeting on May 12, 2020
Type of shares	Common shares
Total amount of dividends (millions of yen)	48,363
Dividend per share (yen)	28.00
Record date	March 31, 2020
Effective date	June 3, 2020

Resolution	The Board of Directors Meeting on August 5, 2020
Type of shares	Common shares
Total amount of dividends (millions of yen)	18,999
Dividend per share (yen)	11.00
Record date	June 30, 2020
Effective date	September 4, 2020

Resolution	The Board of Directors Meeting on November 6, 2020
Type of shares	Common shares
Total amount of dividends (millions of yen)	32,818
Dividend per share (yen)	19.00
Record date	September 30, 2020
Effective date	December 2, 2020

For the nine months ended December 31, 2021

Resolution	The Board of Directors Meeting on May 14, 2021
Type of shares	Common shares
Total amount of dividends (millions of yen)	93,272
Dividend per share (yen)	54.00
Record date	March 31, 2021
Effective date	June 7, 2021

Resolution	The Board of Directors Meeting on November 5, 2021
Type of shares	Common shares
Total amount of dividends (millions of yen)	95,130
Dividend per share (yen)	55.00
Record date	September 30, 2021
Effective date	December 1, 2021